Note 8 - Exceptional Items (Details Textual) - BRL (R$) R$ in Millions		1 Months Ended
	Dec. 01, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Finance costs, exceptional items		R$ 977
Tax income (expense), exceptional items	R$ (2,800)